Financial obligations - Long-term portion of the financial obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Financial obligations [Line Items]
Gross non current financial liabilities	$ 714,859	$ 621,429
Debt issuance costs	(14,121)	(3,816)
Non-current financial liabilities	700,738	617,613
Between 1 and 2 years
Disclosure of Financial obligations [Line Items]
Gross non current financial liabilities	2,957	8,566
Between 1 and 5 years
Disclosure of Financial obligations [Line Items]
Gross non current financial liabilities	60,689	610,718
More than 5 years
Disclosure of Financial obligations [Line Items]
Gross non current financial liabilities	$ 651,213	$ 2,145